Amount owing from/(to) related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party balance consisted of the following as of December 31, 2023 and December 31, 2022.

	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Amount due from related parties (i)	$16,700	$3,399
Amount due to related party (ii)	$(403,500)	$-
Total Amount due from/(to) related parties	$(386,800)	$3,399

(i)	As of December 31, 2023, the amount due from related parties of $16,700 was owing from See Unicorn Ventures Limited and Angkasa-X (L) Foundation for non-trade transactions, with the amount of $12,750 and $3,950 respectively.

(ii)	As of December 31, 2023, the amount due to related party of $403,500 being loan from the Company’s shareholder.